DEFERRED TAX - Summary of Change in Deferred Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Changes in deferred tax liability (asset) [abstract]
Deferred tax, net at the beginning of the period			$ 4,160
Business combination (Note 5)			(13,475)
Credited/(charged) to the profit or loss (Note 23)			6,923
Credited/(charged) to the other comprehensive income (Note 23)	$ 92	$ 0	92	$ 0
Translation differences			702
Deferred tax, net at the end of the period	$ (1,598)		$ (1,598)